Hedging Transactions (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions
The following table summarizes the notional values as of December 31, 2023 and pretax impact of changes in the fair values of instruments designated as net investment hedges in accumulated other comprehensive income (“OCI”) for the year then ended ($ in millions):

	Original Notional Amount	Notional Amount Outstanding	Loss Recognized in OCI	Amounts Reclassified from OCI
Year ended December 31, 2023:
Foreign currency denominated debt	$546	$546	$(19)	$—

Derivative Instruments, Gain (Loss)
The following table summarizes the notional values as of December 31, 2023 and pretax impact of changes in the fair values of instruments designated as net investment hedges in accumulated other comprehensive income (“OCI”) for the year then ended ($ in millions):

	Original Notional Amount	Notional Amount Outstanding	Loss Recognized in OCI	Amounts Reclassified from OCI
Year ended December 31, 2023:
Foreign currency denominated debt	$546	$546	$(19)	$—